RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH	RESTRICTED CASH

	December 31, 2020	December 31, 2019
Restricted cash	$35,288	$2,339

Restricted cash is deposited at banks and financial institutions and represents both a debt service reserve account and reclamation reserve account. As at December 31, 2020, $32.9 million of restricted cash relates to the Term Loan (note 14(b)). Restricted cash is not available for use within one year and is classified as a non-current asset in the consolidated statements of financial position.